INCOME TAX - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (6,301)	$ (9,349)
Foreign	(1,561)	(2,113)
Loss before income tax, as reported in the consolidated statements of operations	$ (7,862)	$ (11,462)
Statutory tax rate in Israel	23.00%	23.00%
Theoretical tax benefit	$ (1,808)	$ (2,636)
Current year carryforward losses and other differences for which a valuation allowance was recorded	1,278	2,101
Changes in valuation allowance	48	104
Offset of Other non-current assets (accounted for as DTA element)	(56)	(56)
Changes in foreign currency exchange rate and other differences	5	(12)
Non-deductible expenses and other differences	538	542
Actual income tax expense (benefit)	$ 5	$ 43